17. Share Based Payments - Narrative (Details) $ in Thousands			12 Months Ended
	Apr. 20, 2018 USD ($) Y tranche $ / shares shares	Apr. 20, 2018 EUR (€) Y tranche shares	Dec. 31, 2019 EquityInstruments USD ($) $ / shares	Dec. 31, 2019 EUR (€) EquityInstruments Y shares	Dec. 31, 2018 EquityInstruments $ / shares	Dec. 31, 2018 EUR (€) EquityInstruments Y shares	Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years	3 years
Number of options issued | €		240,000
Number of tranches | tranche	3	3
Trading days	15 days	15 days
Share price at grant date			$ 1.44		$ 1.91
Grant date fair value	$ 164	€ 133,000
Expected life | Y	2	2		5.9		5.9
Options exercisable | $			0
Share-based expense | €				€ 2,469,000		€ 2,035,000	€ 1,943,000
Number of options issued | shares	240,000	240,000
Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 6.15
Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	8.20
Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 10.25
Research and Development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €				904,000		852,000	522,000
General and Administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €				€ 1,565,000		€ 1,183,000	€ 1,421,000
ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				3 years
Awards granted | EquityInstruments				1,736,803		2,332,296
Awards cancelled or forfeited | EquityInstruments				357,879		424,688
Awards outstanding | EquityInstruments			7,307,567		5,948,438
Awards exercised | shares				19,795		40,038
Average exercise price of awards exercised			$ 1.54		$ 1.98
Awards vested | EquityInstruments				4,773,840		2,814,547
Annual forfeiture rate				4.00%		4.00%
Weighted average remaining contractual life				8 years 10 months 24 days		9 years 3 months 18 days
Exercise period				10 years
ESOP 2014 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			1.30		1.30
ESOP 2014 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 13.47		$ 13.47